EQUITY (Details 1) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 17, 2018	Feb. 28, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period		0
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period		400,000	400,000
Exercise Price			$ 1.35
Expiration Date	Aug. 17, 2028
Equity Incentive Plan 2018 | Saoirse O?Sullivan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			100,000
Exercise Price			$ 1.35
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | R. Martin Emanuele, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			100,000
Exercise Price			$ 1.35
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | Andy Yates, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			100,000
Exercise Price			$ 1.35
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | Steven D. Reich, M.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			100,000
Exercise Price			$ 1.35
Vesting Commencement Date			Apr. 01, 2018
Expiration Date			Aug. 17, 2028